Significant Accounting Policies (Details)	6 Months Ended
Jun. 30, 2022 CNY (¥)
Significant Accounting Policies (Details) [Line Items]
Interim condensed consolidated statements of financial position description	Translations of amounts in the interim condensed consolidated statements of financial position, interim condensed consolidated statements of profit or loss and other comprehensive income and interim condensed consolidated statements of cash flows from RMB into US$ as of and for the six months ended June 30, 2022 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.6981 representing the noon buying rate in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on June 30, 2022.
Goods and service payment period	1 year
Number of contracts	2
Royalties exceeding minimum guaranteed amount (in Yuan Renminbi)
Budgets and forecast calculations period	5 years
Impairment loss (in Yuan Renminbi)
Awards recognised expense (in Yuan Renminbi)
Top of range [member]
Significant Accounting Policies (Details) [Line Items]
Goods and service payment period	1 year
Licensing with fixed payment period	365 days
Licensing with minimum guarantee period	365 days
Goods and service payment period	1 year
Short-term leases of warehouses	12 months
Short term liquid deposits maturity period	3 months
Bottom of range [member]
Significant Accounting Policies (Details) [Line Items]
Licensing with fixed payment period	90 days
Licensing with minimum guarantee period	7 days
Software [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful economic life of intangible assets	3 years
Copyrights, patents and other industrial property rights, service and operating rights [member] | Top of range [member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful economic life of intangible assets	49 years
Copyrights, patents and other industrial property rights, service and operating rights [member] | Bottom of range [member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful economic life of intangible assets	15 years
Music Content Database Services [Member] | Top of range [member]
Significant Accounting Policies (Details) [Line Items]
Subscription service payment period	365 days
Music Content Database Services [Member] | Bottom of range [member]
Significant Accounting Policies (Details) [Line Items]
Subscription service payment period	7 days
Third Party Database Service [Member] | Top of range [member]
Significant Accounting Policies (Details) [Line Items]
Subscription service payment period	365 days
Third Party Database Service [Member] | Bottom of range [member]
Significant Accounting Policies (Details) [Line Items]
Subscription service payment period	7 days
Sale Of Smart Music Devices [Member] | Top of range [member]
Significant Accounting Policies (Details) [Line Items]
Goods and service payment period	1 year
Subscription service payment period	1 year